Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	March 31, 2013	September 30, 2012
Commissions payable	$8,679,000	$7,151,000
Deferred clearing fee credits	112,000	112,000
Telecommunication vendors payable	114,000	75,000
Legal fees payable	656,000	418,000
Deferred rent payable	212,000	241,000
Accrued compensation	2,000	24,000
Capital lease liability	136,000	171,000
Other vendors	2,510,000	3,105,000
Short-term portion	$12,421,000	$11,297,000
Long-term portion	$236,000	$263,000
Total	$12,657,000	$11,560,000

	September 30,
	2012	2011
Commissions payable	$7,151,000	$5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture	-	550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$11,297,000	$11,832,000